Retirement and Deferred Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Maximum percentage of compensation contributed by the company	8.00%
Portion of employee's salary, employee contributions under non-qualified retirement savings plan	50.00%
Maximum percentage of eligible compensation contributed by the participating employees	50.00%
Percentage of additional contribution to money purchase retirement plan	6.00%
Portion of employee's annual bonus, employee contributions under non-qualified retirement savings plan, vested	75.00%
Portion occurring as money purchase retirement plan and the non-qualified retirement/savings plan, vested	20.00%
Annual cost of retirement benefit plans	$ 123	$ 117	$ 93
Targeted ongoing funding level of pension plan policy, percent	100.00%
Outperformance relative to gilts for equities	3.50%
Pension Benefits [Member]
Commitment And Contingencies [Line Items]
Accumulated benefit obligation for pension plans	160	139	119
Expected contribution towards pension and postretirement plans	6
Postretirement Benefits [Member]
Commitment And Contingencies [Line Items]
Expected contribution towards pension and postretirement plans	$ 1